INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,
	2025	2024
Raw materials	$8,816	$14,028
Finished products	13,216	17,435
	$22,032	$31,463